Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Carrying Amounts and Fair Values of Notes Payable and Long-Term Debt

The carrying values and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2011		As of September 30, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Intelsat S.A.:
6.5% Senior Notes due November 2013	$353,550	$354,434	$353,550	$366,808
Unamortized discount on 6.5% Senior Notes	(51,471)	—	(32,257)	—

Total Intelsat S.A. obligations	302,079	354,434	321,293	366,808

Intelsat Luxembourg:
11.25% Senior Notes due February 2017	2,805,000	2,706,825	2,805,000	2,955,909
11.5% / 12.5% Senior PIK Election Notes due February 2017	2,502,986	2,340,292	2,502,986	2,656,419

Total Intelsat Luxembourg obligations	5,307,986	5,047,117	5,307,986	5,612,328

Intelsat Jackson:
11.25% Senior Notes due June 2016	1,048,220	1,103,251	603,220	630,063
Unamortized premium on 11.25% Senior Notes	4,286	—	2,132	—
9.5% Senior Notes due June 2016	701,913	733,499	—	—
8.5% Senior Notes due November 2019	500,000	527,500	500,000	563,750
Unamortized discount on 8.5% Senior Notes	(3,545)	—	(3,303)	—
7.25% Senior Notes due October 2020	1,000,000	1,011,300	2,200,000	2,360,060
Unamortized premium on 7.25% Senior Notes	—	—	20,213	—
7.25% Senior Notes due April 2019	1,500,000	1,530,000	1,500,000	1,614,450
7.5% Senior Notes due April 2021	1,150,000	1,173,000	1,150,000	1,240,620
Senior Unsecured Credit Facilities due February 2014	195,152	182,468	195,152	190,039
New Senior Unsecured Credit Facilities due February 2014	810,876	758,169	810,876	803,416
Senior Secured Credit Facilities due April 2018	3,233,750	3,217,581	3,209,375	3,212,263
Unamortized discount on Senior Credit Facilities	(14,349)	—	(12,822)	—
Senior Secured Revolving Credit Facility	—	—	150,000	150,000

Total Intelsat Jackson obligations	10,126,303	10,236,768	10,324,843	10,764,661

New Dawn:
Senior Secured Debt Facility due 2017	109,625	109,625	14,070	14,070
Mezzanine Secured Debt Facility due 2019	82,580	82,580	68,508	68,508
10.5% Note Payable to Convergence Partners	502	502	—	—

Total New Dawn obligations	192,707	192,707	82,578	82,578

Horizons Holdings:
Loan Payable to JSAT	73,255	73,255	48,836	48,836

Total Horizons Holdings obligations	73,255	73,255	48,836	48,836

Total Intelsat S.A. long-term debt	16,002,330	$15,904,281	16,085,536	$16,875,211

Less:
Current portion of long-term debt	164,818		209,716

Total long-term debt, excluding current portion	$15,837,512		$15,875,820

The carrying amounts and fair values of our notes payable and long-term debt were as follows (in thousands):

	As of December 31, 2010		As of December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value

Intelsat S.A.:
6.5% Senior Notes due November 2013	$353,550	$368,152	$353,550	$354,434
Unamortized discount on 6.5% Senior Notes	(73,687)	—	(51,471)	—
7.625% Senior Notes due April 2012	485,841	510,133	—	—
Unamortized discount on 7.625% Senior Notes	(43,757)	—	—	—

Total Intelsat S.A. obligations	721,947	878,285	302,079	354,434

Intelsat Luxembourg:
11.25% Senior Notes due February 2017	2,805,000	3,064,463	2,805,000	2,706,825
11.5% / 12.5% Senior PIK Election Notes due February 2017	2,427,138	2,675,919	2,502,986	2,340,292

Total Intelsat Luxembourg obligations	5,232,138	5,740,382	5,307,986	5,047,117

Intelsat Jackson:
11.25% Senior Notes due June 2016	1,048,220	1,129,457	1,048,220	1,103,251
Unamortized premium on 11.25% Senior Notes	4,990	—	4,286	—
11.5% Senior Notes due June 2016	284,595	305,940	—	—
9.5% Senior Notes due June 2016	701,913	740,518	701,913	733,499
9.25% Senior Notes due June 2016	55,035	59,509	—	—
8.5% Senior Notes due November 2019	500,000	543,750	500,000	527,500
Unamortized discount on 8.5% Senior Notes	(3,845)	—	(3,545)	—
7.25% Senior Notes due October 2020	1,000,000	1,010,000	1,000,000	1,011,300
7.25% Senior Notes due April 2019	—	—	1,500,000	1,530,000
7.5% Senior Notes due April 2021	—	—	1,150,000	1,173,000
Senior Unsecured Credit Facilities due February 2014	195,152	185,161	195,152	182,468
New Senior Unsecured Credit Facilities due February 2014	810,876	769,359	810,876	758,169
Senior Secured Credit Facilities due April 2018	—	—	3,233,750	3,217,581
Unamortized discount on Senior Credit Facilities	—	—	(14,349)	—

Total Intelsat Jackson obligations	4,596,936	4,743,694	10,126,303	10,236,768

Intermediate Holdco:
9.25% Senior Discount Notes due February 2015	4,545	4,681	—	—
9.5% Senior Discount Notes due February 2015	481,020	495,451	—	—

Total Intermediate Holdco obligations	485,565	500,132	—	—

	As of December 31, 2010		As of December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value

Intelsat Sub Holdco:
8.5% Senior Notes due January 2013	850,346	852,472	—	—
8.875% Senior Notes due January 2015	681,012	699,740	—	—
Senior Secured Credit Facilities due July 2013	330,960	328,478	—	—
8.875% Senior Notes due January 2015, Series B	400,000	411,000	—	—
Unamortized discount on 8.875% Senior Notes	(63,050)	—	—	—

Total Intelsat Sub Holdco obligations	2,199,268	2,291,690	—	—

New Dawn:
Senior Secured Debt Facility due 2017	84,773	84,773	109,625	109,625
Mezzanine Secured Debt Facility due 2019	62,819	62,819	82,580	82,580
10.5% Note Payable to Convergence Partners	—		502	502

Total New Dawn obligations	147,592	147,592	192,707	192,707

Intelsat Corp:
Senior Secured Credit Facilities due January 2014	1,715,522	1,709,517	—	—
Unamortized discount on Senior Secured Credit Facilities	(8,361)	—	—	—
Senior Secured Credit Facilities due July 2012	133,466	132,305	—	—
9.25% Senior Notes due August 2014	111,833	115,333	—	—
9.25% Senior Notes due June 2016	580,719	627,177	—	—

Total Intelsat Corp obligations	2,533,179	2,584,332	—	—

Horizons Holdings
Loan Payable to JSAT	—	—	73,255	73,255

Total Horizons Holdings obligations	—	—	73,255	73,255

Total Intelsat S.A. long-term debt	15,916,625	$16,886,107	16,002,330	$15,904,281

Less:
Current portion of long-term debt	94,723		164,818

Total current portion	94,723		164,818

Total long-term debt, excluding current portion	$15,821,902		$15,837,512

Schedule of Principal Repayments of Long-Term Debt

Required principal repayments of long-term debt over the next five years and thereafter as of December 31, 2011 are as follows (in thousands):

Year	Amount
2012	$164,818
2013	411,067
2014	1,070,139
2015	47,317
2016	1,798,769
2017 and thereafter	12,575,299

Total principal repayments	16,067,409
Unamortized discounts and premium	(65,079)

Total Intelsat S.A. long-term debt	$16,002,330